Goodwill, Product Rights and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill for the Company’s reporting segments consisted of the following (in millions):

	North American Brands	North American Generics and International	Anda Distribution	Total
Balance at December 31, 2012	$474.7	$4,293.2	$86.3	$4,854.2

Additions through acquisitions and adjustments to acquisition accounting	3,894.5	124.8	—	4,019.3
Measurement period adjustments and other	3.3	(38.8)		(35.5)
Impairment losses		(647.5)		(647.5)
Foreign exchange and other adjustments	(0.6)	7.7		7.1

Balance at December 31, 2013	4,371.9	3,739.4	86.3	8,197.6

Summary of Product Rights and Other Intangible Assets

Product rights and other intangible assets consisted of the following (in millions):

Cost basis	Balance as of December 31, 2012	Acquisitions	Impairments	Other	CTA	Balance as of December 31, 2013
Intangibles with definite lives:
Product rights and other related intangibles	$5,117.6	$3,150.2	$(98.7)	$231.1	$19.3	$8,419.5
Core technology	92.2	—	—	—	0.9	93.1
Customer relationships	169.0	—	—	(13.6)	1.8	157.2

Total definite-lived intangible assets	$5,378.8	$3,150.2	$(98.7)	$217.5	$22.0	$8,669.8

Intangibles with indefinite lives:
IPR&D	384.6	2,149.7	(4.9)	(204.3)	9.5	2,334.6
Trade Name	76.2	—	—	—	—	76.2

Total indefinite-lived intangible assets	460.8	2,149.7	(4.9)	(204.3)	9.5	2,410.8

Total product rights and related intangibles	$5,839.6	$5,299.9	$(103.6)	$13.2	$31.5	$11,080.6

Accumulated Amortization	Balance as of December 31, 2012	Amortization	Impairments	Other	CTA	Balance as of December 31, 2013
Intangibles with definite lives:
Product rights and other related intangibles	$(2,000.3)	$(823.8)	$42.4	$—	$9.5	$(2,772.2)
Core technology	(27.9)	(7.1)	—	—	—	(35.0)
Customer relationships	(27.1)	(11.8)	—	—	—	(38.9)

Total definite-lived intangible assets	$(2,055.3)	$(842.7)	$42.4	$—	$9.5	$(2,846.1)

Total indefinite-lived intangible assets	—	—	—	—	—	—

Total product rights and related intangibles	$(2,055.3)	$(842.7)	$42.4	$—	$9.5	$(2,846.1)

Net Product Rights and Other Intangibles	$3,784.3					$8,234.5

Schedule of Annual Amortization Expense on Product Rights and Related Intangibles

Assuming no additions, disposals or adjustments are made to the carrying values and/or useful lives of the intangible assets, annual amortization expense on product rights over the next five years is estimated to be as follows (in millions):

Amount
2014	$1,667.0
2015	$1,243.0
2016	$767.0
2017	$609.0
2018	$496.0